Going Concern Uncertainty, Financial Conditions and Management's Plans (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash for operating activities	$ 3,070,095	$ 3,749,621
Net loss		11,815,907
Accumulated deficit		$ 15,729,194
Private placement amount	9,954,000
Debt amount	4,900,000
Management amount	$ 3,000,000
Approximate amount	$3,000,000
Net loss	$ 5,645,288
Accumulated deficit	$ 21,374,482